SUBSEQUENT EVENT (Details Textuals ) (USD $)				0 Months Ended	9 Months Ended		0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 04, 2012 Series C Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Sep. 30, 2011 Series C Preferred Stock	Jun. 04, 2012 Subsequent Event Consent and Waiver Amendment	Nov. 15, 2012 Subsequent Event Consent and Waiver Amendment	Sep. 30, 2012 Subsequent Event Consent and Waiver Amendment
Subsequent Event [Line Items]
Dividend Rate				20.00%	20.00%		20.00%
Redemption of preference shares on pro rata basis								$ 2,206,000
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 3.20	$ 3.73		$ 1.2
Common stock, shares issued	9,125,075	8,182,791	5,080,970						175,364
Accrued expenses and other current liabilities	$ 2,704,787	$ 2,504,870	$ 4,881,816						$ 154,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001						$ 0.88
Subsequent Event, Description							Pursuant to the Consent and Waiver Amendment, the parties agreed that if the Company does not redeem on a pro rata basis for cash at least $2,206,000 in Stated Value (as defined in the Certificate of Designations) of the Series C Preferred Stock on or before October 31, 2012, then the parties will negotiate in good faith until November 15, 2012 relating to changes to the Certificate of Designations and other related matters that the parties may wish to agree upon in order to protect the interests of the Series C Preferred Stock and the Company will file the amended Certificate of Designations within two weeks thereafter. If the Company and a majority in interest of the Series C Preferred Stock are unable to agree upon revised terms by November 15, 2012, the Company will file an amendment to the Certificate of Designations no later than November 15, 2012 to provide that the Conversion Value (as defined in the Certificate of Designations) will be equal to the lower of (i) the Conversion Value then in effect, (ii) $1.20 per share or (iii) the closing price of the Company's common stock on October 31, 2012 (in each case subject to the continuing antidilution provisions contained in the Certificate of Designations).